Risks and Concentration - Concentration of foreign currency risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Risks and Concentration
Cash, cash equivalents, time deposits and short-term investments	¥ 942,007
Liabilities	¥ 1,915,861	¥ 3,076,486		$ 300,641
Cash, cash equivalents, time deposits and short-term investment | Foreign currency risks
Risks and Concentration
Concentration risk (as a percent)	69.50%	78.30%
Cash, cash equivalents, time deposits and short-term investments	¥ 690,020	¥ 1,352,909
Liabilities | Foreign currency risks
Risks and Concentration
Concentration risk (as a percent)	96.90%	97.60%
Liabilities	¥ 1,856,062	¥ 3,003,951
Customers whose revenue represent greater than 10% of total revenue | Foreign currency risks
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%
Distribution channels that represent greater than 10% of total revenues | Foreign currency risks
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%